SHARES TO BE ISSUED - LIABILITY (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares to be issued - liability	$ 537,865	$ 1,047,885	$ 87,029
Consulting Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares to be issued - liability	$ 570,062	$ 1,047,885	$ 87,029